Employees and remuneration of key management personnel	12 Months Ended
Dec. 31, 2023
Employees and remuneration of key management personnel
Employees and remuneration of key management personnel

7. Employees and remuneration of key management personnel

Employees

The average number of employees by individual geographical segment and the Group’s total employment costs are included below.

Average number of employees

	2023 '000	2022 '000	2021 '000
North America	5	5	6
EMEA & LatAm	12	10	12
APAC	7	6	5
Total[1]	24	21	23
1	The increase in average number of employees is mainly due to the build-up of sales force in India after the termination of the Consignment Selling Agreement (CSA) with Unilever, employees of the acquired manufacturing site in Brazil, and the recruitment for Haleon standalone support function after the demerger. The increase was partially offset by the impact of the productivity programme.

Aggregate remuneration of all employees including Directors

	2023 £m	2022 £m	2021 £m
Wages and salaries	1,723	1,534	1,287
Social security costs	176	163	147
Pensions and other post-employment costs (Note 20)	54	52	30
Share-based incentive plans (Note 26)	88	78	59
Severance costs from integration and restructuring activities	108	8	95
Total	2,149	1,835	1,618

Remuneration of key management personnel

Key management personnel comprises the Executive Directors and the Executive Team. The compensation of key management personnel in respect of their services to the Group in aggregate was as follows:

Remuneration of key management personnel

	2023 £m	2022 £m	2021 £m
Wages and salaries	19	18	12
Social security costs	2	1	1
Pensions and other post-employment costs	1	1	2
Share-based incentive plans	15	9	7
Non-executive directors fees	2	–	–
Total	39	29	22

Directors’ remuneration

In 2021, two of GSK nominated Directors had responsibility for managing the Consumer Healthcare business and also undertook a variety of work relating to the wider GSK. It is not deemed practicable to make an apportionment of remuneration for the Company. The remainder were remunerated as Executives of GSK or Pfizer and received no remuneration in respect of their services to the Company.